UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM N-Q
  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES




                                   811-10625

                      (Investment Company Act File Number)


                         Federated Core Trust II, L.P.
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)



                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)


                                 (412) 288-1900
                        (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)






                       Date of Fiscal Year End:  11/30/07


                Date of Reporting Period:  Quarter ended 2/28/07







ITEM 1.     SCHEDULE OF INVESTMENTS




CAPITAL APPRECIATION CORE FUND
PORTFOLIO OF INVESTMENTS
February 28, 2007 (unaudited)

  SHARES     VALUE

               COMMON STOCKS--95.6%
               CONSUMER DISCRETIONARY--8.7%
    65,400     Family Dollar Stores, Inc.                                                            $   1,894,638
    43,000     Hilton Hotels Corp.                                                                       1,517,900
    67,300     McDonald's Corp.                                                                          2,942,356
   119,300     Staples, Inc.                                                                             3,104,186
    50,100     Target Corp.                                                                              3,082,653
                  TOTAL                                                                                 12,541,733
               CONSUMER STAPLES--10.4%
    44,400     Altria Group, Inc.                                                                        3,742,032
    29,100     Diageo PLC, ADR                                                                           2,310,249
    65,700     Kellogg Co.                                                                               3,279,744
   120,400     Unilever N.V., ADR                                                                        3,126,788
    52,600     Wal-Mart Stores, Inc.                                                                     2,540,580
                  TOTAL                                                                                 14,999,393
               ENERGY--9.6%
    46,964     Exxon Mobil Corp.                                                                         3,366,379
    47,400     Schlumberger Ltd.                                                                         2,976,720
    30,600   1 Transocean Sedco Forex, Inc.                                                              2,346,408
    64,300   1 Weatherford International Ltd.                                                            2,581,645
    48,900     XTO Energy, Inc.                                                                          2,526,174
                  TOTAL                                                                                 13,797,326
               FINANCIALS--14.5%
    41,200     Ace Ltd.                                                                                  2,313,792
    84,716     American International Group, Inc.                                                        5,684,444
    17,800     Barclays PLC, ADR                                                                         1,041,834
    20,100     Merrill Lynch & Co., Inc.                                                                 1,681,968
    34,900     Morgan Stanley                                                                            2,614,708
    20,800     Prudential Financial, Inc.                                                                1,891,552
   100,900     U.S. Bancorp                                                                              3,598,094
    39,000     Wachovia Corp.                                                                            2,159,430
                  TOTAL                                                                                 20,985,822
               HEALTH CARE--16.0%
    72,000     Abbott Laboratories                                                                       3,932,640
    48,200     Cardinal Health, Inc.                                                                     3,378,338
    33,500   1 Cephalon, Inc.                                                                            2,381,180
    31,400   1 Genentech, Inc.                                                                           2,649,218
    22,241   1 Isis Pharmaceuticals, Inc.                                                                  202,838
    31,000     McKesson HBOC, Inc.                                                                       1,728,560
    95,300   1 Medimmune, Inc.                                                                           3,041,023
    28,200   1 Sepracor, Inc.                                                                            1,482,192
    43,200     Shire PLC, ADR                                                                            2,785,104
    29,900     Wyeth                                                                                     1,462,708
                  TOTAL                                                                                 23,043,801
               INDUSTRIALS--11.0%
    77,500   1 AGCO Corp.                                                                                2,809,375
    61,948   1 Foster Wheeler Ltd.                                                                       3,424,485
    45,100     Northrop Grumman Corp.                                                                    3,240,435
    67,500     Trinity Industries, Inc.                                                                  2,824,875
    11,700     United Technologies Corp.                                                                   767,871
    82,200     Waste Management, Inc.                                                                    2,798,910
                  TOTAL                                                                                 15,865,951
               INFORMATION TECHNOLOGY--11.9%
   112,000   1 Cadence Design Systems, Inc.                                                              2,233,280
   138,100   1 Cisco Systems, Inc.                                                                       3,582,314
   153,100   1 Corning, Inc.                                                                             3,158,453
   141,200     EMC Corp. Mass                                                                            1,969,740
     1,500   1 Google, Inc.                                                                                674,175
    25,800     Hewlett-Packard Co.                                                                       1,016,004
    18,200     IBM Corp.                                                                                 1,692,782
    99,900     Microsoft Corp.                                                                           2,814,183
                  TOTAL                                                                                 17,140,931
               MATERIALS--6.5%
   100,000     Alcoa, Inc.                                                                               3,341,000
    36,000     Praxair, Inc.                                                                             2,220,840
    17,300     Rio Tinto PLC, ADR                                                                        3,748,218
                  TOTAL                                                                                  9,310,058
               TELECOMMUNICATION SERVICES--3.7%
    72,800     AT&T, Inc.                                                                                2,679,040
    70,200     Verizon Communications                                                                    2,627,586
                  TOTAL                                                                                  5,306,626
               UTILITIES--3.3%
    50,500     Consolidated Edison Co.                                                                   2,453,290
    17,000     FirstEnergy Corp.                                                                         1,063,690
    30,900     SCANA Corp.                                                                               1,289,457
                  TOTAL                                                                                  4,806,437
                  TOTAL COMMON STOCKS (IDENTIFIED COST $121,397,514)                                   137,798,078
               MUTUAL FUND--3.2%
 4,567,687   2 Federated Prime Value Obligations Fund, Institutional Shares  (AT NET ASSET VALUE)        4,567,687
                  TOTAL INVESTMENTS-98.8%                                                              142,365,765
                  (IDENTIFIED COST $125,965,201)3
                  OTHER ASSETS AND LIABILITIES---NET---1.2%                                              1,784,097
                  TOTAL NET ASSETS---100%                                                            $ 144,149,862

1    Non-income producing security.

2    Affiliated company.

3 At February 28, 2007, the cost of investments for federal tax purposes was $125,965,201. The net unrealized appreciation of investments for federal tax purposes was $16,400,564. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $17,758,635 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,358,071.


Note:         The categories of investments are shown as a percentage of total net assets at February 28, 2007.

INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:

   {circle}for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

   {circle}in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Directors (the "Directors") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}prices for total return swaps are furnished by an independent pricing service and are based upon a valuation model incorporating underlying reference indexes, interest rates, yield curves and other market data or factors. Prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors;

   {circle}for investments in other open-end regulated investment companies, based on net asset value (NAV);

   {circle}for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Directors.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Directors have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.


Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Directors, although the actual calculation may be done by others.

The following acronym is used throughout this portfolio:

 ADR --American Depositary Receipt









EMERGING MARKETS FIXED INCOME CORE FUND
PORTFOLIO OF INVESTMENTS
February 28, 2007 (unaudited)

  SHARES OR PRINCIPAL     VALUE IN               U.S. DOLLARS
  AMOUNT

                   COMMON STOCKS--1.3%
                   TELECOMMUNICATIONS & CELLULAR--1.3%
         8,000   1 Satelites Mexicanos SA de CV, Class INS (IDENTIFIED COST $4,960,000)                                $   5,800,000
                   CORPORATE BONDS--25.5%
                   AEROSPACE & DEFENSE--0.9%
  $  4,000,000 2,3 Embraer Overseas Ltd., Sr. Unsecd. Note, 6.375%, 1/24/2017                                              4,030,000
                   BANKING--3.2%
     4,100,000 2,3 Banco Credito del Peru, Sub. Note, 6.95%, 11/7/2021                                                     4,138,920
     1,200,000 2,3 Kazkommerts International BV, Company Guarantee, Series 144A, 8.00%, 11/3/2015                          1,215,000
     2,500,000 2,3 Turanalem Finance BV, Bank Guarantee, 8.50%, 2/10/2015                                                  2,562,500
     3,000,000 2,3 Turanalem Finance BV, Series 144A, 7.75%, 4/25/2013                                                     3,006,600
     3,500,000 2,3 VTB Capital SA, Bond, 6.25%, 6/30/2035                                                                  3,565,275
                      TOTAL                                                                                               14,488,295
                   BROADCAST RADIO & TV--1.1%
     3,800,000     Grupo Televisa S.A., Sr. Note, 8.50%, 3/11/2032                                                         4,800,920
                   CABLE & WIRELESS TELEVISION--0.8%
     3,500,000     Satelites Mexicanos SA, Sr. Note, 10.125%, 11/30/2013                                                   3,552,500
                   CHEMICALS & PLASTICS--0.3%
     1,250,000     Braskem SA, Series REGS, 11.75%, 1/22/2014                                                              1,603,750
                   CONTAINER & GLASS PRODUCTS--2.0%
       960,000     Vicap SA, Sr. Note, Series EXCH, 11.375%, 5/15/2007                                                       960,000
     5,400,000     Vitro SA, Note, 11.75%, 11/1/2013                                                                       6,048,000
     2,000,000 2,3 Vitro SA, Series 144A, 9.125%, 2/1/2017                                                                 2,050,000
                      TOTAL                                                                                                9,058,000
                   FOOD PRODUCTS--0.5%
     2,000,000 2,3 JBS SA, Company Guarantee, Series 144A, 10.50%, 8/4/2016                                                2,225,000
                   HOTELS, MOTELS, INNS & CASINOS--0.6%
     2,500,000 2,3 Grupo Posadas SA de C.V., Sr. Note, 8.75%, 10/4/2011                                                    2,600,000
                   LEISURE & ENTERTAINMENT--0.5%
     2,000,000 2,3 Cap Cana SA, Series 144A, 9.625%, 11/3/2013                                                             2,080,000
                   METALS & MINING--1.7%
     3,350,000 2,3 Adaro Finance BV, Company Guarantee, Series 144A, 8.50%, 12/8/2010                                      3,454,687
     3,850,000     Vale Overseas Ltd., 6.875%, 11/21/2036                                                                  4,076,188
                      TOTAL                                                                                                7,530,875
                   OIL & GAS--8.0%
     3,600,000     Bluewater Finance Ltd., Company Guarantee, 10.25%, 2/15/2012                                            3,771,000
    10,850,000 2,3 Gaz Capital SA, Note, Series 144A, 8.625%, 4/28/2034                                                   13,913,497
     4,960,000 2,3 Gazprom, Note, Series 144A, 9.625%, 3/1/2013                                                            5,884,792
     2,750,000 2,3 Gazprom, Series 144A, 5.03%, 2/25/2014                                                                  3,617,013
     7,180,000 2,3 Petrozuata Finance, Inc., Company Guarantee, Series 144A, 8.22%, 4/1/2017                               7,162,050
     1,420,000 2,3 Tengizchevroil LLP, Series 144A, 6.124%, 11/15/2014                                                     1,405,800
                      TOTAL                                                                                               35,754,152
                   STEEL--1.5%
     2,700,000 2,3 CSN Islands IX Corp., Sr. Note, Series 144A, 10.00%, 1/15/2015                                          3,199,500
     3,200,000 2,3 CSN Islands VIII Corp., Company Guarantee, Series 144A, 9.75%, 12/16/2013                               3,664,000
                      TOTAL                                                                                                6,863,500
                   TELECOMMUNICATIONS & CELLULAR--3.2%
     9,500,000     America Movil S.A. de C.V., Bond, 9.00%, 1/15/2016                                                        868,986
       791,000     Axtel SA, 11.00%, 12/15/2013                                                                              885,920
     3,000,000 2,3 Mobile Telesystems, Series 144A, 8.375%, 10/14/2010                                                     3,168,900
     5,400,000     Philippine Long Distance Telephone Co., Sr. Unsub., 11.375%, 5/15/2012                                  6,628,500
     3,000,000     Telefonos de Mexico, Note, Series WI, 5.50%, 1/27/2015                                                  2,953,230
                      TOTAL                                                                                               14,505,536
                   UTILITIES--1.2%
     1,500,000 2,3 ISA Capital DO Brasil SA, Series 144A, 8.80%, 1/30/2017                                                 1,575,000
     3,200,000 2,3 National Power Corp., Foreign Gov't. Guarantee, Series 144A, 9.61%, 8/23/2011                           3,616,000
                      TOTAL                                                                                                5,191,000
                      TOTAL CORPORATE BONDS (IDENTIFIED COST $107,495,248)                                               114,283,528
                   GOVERNMENTS/AGENCIES--61.8%
                   SOVEREIGN--61.8%
     2,000,000     Argentina, Government of, Note, 0.00%, 12/15/2035                                                         267,500
    14,149,010     Argentina, Government of, Note, 8.28%, 12/31/2033                                                      16,285,511
    23,800,000     Brazil, Government of, 10.00%, 1/1/2012                                                                10,570,769
    27,104,000     Brazil, Government of, Bond, 8.25%, 1/20/2034                                                          33,595,408
     9,000,000     Brazil, Government of, Note, 8.75%, 2/4/2025                                                           11,362,500
     7,600,000     Brazil, Government of, Unsub., 11.00%, 8/17/2040                                                       10,191,600
     9,700,000     Colombia, Government of, 7.375%, 9/18/2037                                                             10,408,100
     4,600,000     Colombia, Government of, Bond, 8.125%, 5/21/2024                                                        5,336,000
     2,600,000     Colombia, Government of, Bond, 11.75%, 2/25/2020                                                        3,809,000
     2,200,000     Colombia, Government of, Note, 7.375%, 1/27/2017                                                        2,381,500
     3,250,000     El Salvador, Government of, Bond, 8.25%, 4/10/2032                                                      3,900,000
     1,750,000 2,3 Guatemala, Government of, Note, 9.25%, 8/1/2013                                                         2,025,625
     3,200,000 2,3 Indonesia, Government of, 8.50%, 10/12/2035                                                             3,900,000
    94,938,900     Mexico, Government of, 8.00%, 12/7/2023                                                                 8,424,783
    84,299,900     Mexico, Government of, Bond, 8.00%, 12/19/2013                                                          7,574,321
    92,851,300     Mexico, Government of, Bond, 10.00%, 12/5/2024                                                          9,798,947
    10,700,000     Mexico, Government of, Note, 4.625%, 10/8/2008                                                         10,544,850
     9,250,000     Peru, Government of, Bond, 8.75%, 11/21/2033                                                           12,094,375
     4,600,000     Philippines, Government of, 9.375%, 1/18/2017                                                           5,646,500
     3,250,000     Philippines, Government of, 9.875%, 1/15/2019                                                           4,160,000
     5,700,000     Philippines, Government of, Bond, 7.75%, 1/14/2031                                                      6,419,625
     3,000,000     Philippines, Government of, Bond, 9.50%, 10/21/2024                                                     3,870,000
     5,280,000     Philippines, Government of, Sr. Note, 9.50%, 2/2/2030                                                   6,996,000
     2,650,000     Republic of Ecuador, 9.375%, 12/15/2015                                                                 2,438,000
     5,400,000     Republic of Ecuador, 10.00%, 8/15/2030                                                                  4,603,500
     4,198,000     Republica Oriental del Uruguay, 7.625%, 3/21/2036                                                       4,586,315
    22,250,000 2,3 Russia, Government of, Unsub., 5.00%, 3/31/2030                                                        25,234,838
    14,015,000     Turkey, Government of, 6.875%, 3/17/2036                                                               13,314,250
     5,650,000     Turkey, Government of, Note, 7.375%, 2/5/2025                                                           5,791,250
       600,000     Ukraine, Government of, Bond, 7.65%, 6/11/2013                                                            649,800
       340,764     Ukraine, Government of, Sr. Note, 11.00%, 3/15/2007                                                       341,548
     6,000,000     United Mexican States, 7.50%, 4/8/2033                                                                  7,116,000
     3,600,000     Uruguay, Government of, Note, 8.00%, 11/18/2022                                                         4,041,000
     3,000,000     Venezuela, Government of, 0.00%, 4/15/2020                                                              1,123,710
     6,000,000     Venezuela, Government of, 9.375%, 1/13/2034                                                             7,785,000
     9,950,000     Venezuela, Government of, Note, 7.65%, 4/21/2025                                                       10,538,045
                      TOTAL GOVERNMENT/AGENCIES (IDENTIFED COST $256,826,014)                                            277,126,170
                   REPURCHASE AGREEMENT--9.6%
    43,294,000     Interest in $4,600,000,000 joint repurchase agreement 5.34%, dated 2/28/2007 under which Bank of       43,294,000
                   America N.A. will repurchase U.S. Government Agency securities with various maturities to
                   6/1/2035 for $4,600,682,333 on 3/1/2007. The market value of the underlying securities at the end of the period was $4,692,695,980. (AT COST)
                      TOTAL INVESTMENTS-98.2% (IDENTIFIED COST $412,575,262)4                                            440,503,698
                      OTHER ASSETS AND LIABILITIES---NET-1.8%                                                              7,897,905
                      TOTAL NET ASSETS-100%                                                                            $ 448,401,603

1    Non-income producing security.

2 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At February 28, 2007, these restricted securities amounted to $109,294,997, which represented 24.4% of total net assets.

3 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the "Directors"). At February 28, 2007 these liquid restricted securities amounted to $109,294,997, which represented 24.4% of total net assets.

4 At February 28, 2007, the cost of investments for federal tax purposes was $413,172,527. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from changes in foreign currency exchange rates and swap contracts was $27,331,171. This consists of net unrealized appreciation from investments for those securities having and excess of value over cost of $28,609,719 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,278,548.


INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:

   {circle}for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

   {circle}in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Directors may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}prices for total return swaps are based upon a valuation model incorporating underlying reference indexes, interest rates, yield curves and other market data or factors. Prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors. Prices for interest rate swaps are furnished by an independent pricing service and are based upon a valuation model incorporating swap spreads, swap curve computations and other market data or factors;

   {circle}for mortgage-backed securities, based on the aggregate investment value of the projected cash flows to be generated by the security, as furnished by an independent pricing service;

   {circle}for investments in other open-end regulated investment companies, based on net asset value (NAV);

   {circle}for other fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Directors.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices (other than prices of mortgage-backed securities) are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income and asset-backed securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Directors have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.


Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Directors, although the actual calculation may be done by others.




At February 28, 2007, the Fund had the following outstanding swap contracts:

CREDIT DEFAULT SWAPS

                                                                     PAY/RECEIVE FIXED                NOTATIONAL     APPRECIATION/
COUNTERPARY              REFERENCE ENTITY                   BUY/SELL RATE                EXPIRATION   AMOUNT         (DEPRECIATION)
                                                                                         DATE
Goldman Sachs            Republic of Venezula 1.65%,
International            1/20/2012                          Sell     1.000%              1/20/2012    $3,500,000     $(28,206)
JP Morgan Chase Bank N.A Republic of Hungary
                         4.75%, 2/3/2015                    Buy      0.300%              11/20/2011   $3,500,000     (12,400)
                               TOTAL SWAPS                                                                           $(40,606)


The following acronym is used throughout this portfolio:


 INS --Insured


Note: The categories of investments are shown as a percentage of net assets at February 28, 2007.





ITEM 2.     CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-
(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS




SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  FEDERATED CORE TRUST II, L.P.

BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK, PRINCIPAL FINANCIAL OFFICER

DATE        April 23, 2007

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE DATES INDICATED.


BY          /S/ J. CHRISTOPHER DONAHUE
            J. CHRISTOPHER DONAHUE, PRINCIPAL EXECUTIVE OFFICER

DATE        April 23, 2007


BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK, PRINCIPAL FINANCIAL OFFICER

DATE        April 23, 2007